Cover	Mar. 05, 2025	Feb. 24, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 05, 2025
Entity Registrant Name		Claritev Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39228
Entity Tax Identification Number		84-3536151
Entity Address, Address Line One	7900 Tysons One Place, Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code		212
Local Phone Number	780-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Shares of Class A Common Stock, $0.0001 par value per share
Trading Symbol		CTEV
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001793229
Amendment Flag		false
Current Fiscal Year End Date